Customer Accounts (Tables)	12 Months Ended
Sep. 30, 2014
Banking and Thrift [Abstract]
Schedule of deposits

September 30,	2014	2013
	(In thousands)
Checking accounts, .15% and under	$2,331,170	$1,247,885
Passbook and statement accounts, .20% and under	622,546	404,937
Insured money market accounts, .01% to .30%	2,536,971	1,888,020
Certificate accounts
Less than 2.00%	4,524,158	4,716,427
2.00% to 2.99%	602,683	631,256
3.00% to 3.99%	98,610	175,549
4.00% to 4.99%	146	25,335
5.00% to 5.99%	644	862
Total certificates	5,226,241	5,549,429
	$10,716,928	$9,090,271
Certificate maturities are as follows:
September 30,	2014	2013
	(In thousands)
Within 1 year	$3,147,172	$3,642,142
1 to 2 years	999,090	789,037
2 to 3 years	659,867	406,960
Over 3 years	420,112	711,290
	$5,226,241	$5,549,429

Schedule of interest expense on customer deposits
Interest expense on customer accounts consisted of the following:

Year ended September 30,	2014	2013	2012
	(In thousands)
Checking accounts	$1,259	$936	$857
Passbook and statement accounts	607	566	574
Insured money market accounts	4,574	4,280	4,609
Certificate accounts	52,636	62,669	81,506
	59,076	68,451	87,546
Less early withdrawal penalties	(552)	(548)	(607)
	$58,524	$67,903	$86,939

Weighted average interest rate at end of year	0.51%	0.69%	0.90%
Weighted daily average interest rate during the year	0.57%	0.75%	0.99%